Annual Total Returns[BarChart] - Nationwide Bond Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.61%	8.32%	(0.35%)	4.37%	0.13%	3.44%	3.89%	0.10%	8.78%	7.38%